TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2021
TRADE RECEIVABLES

7.	TRADE RECEIVABLES

		Consolidated
	12/31/2021	12/31/2020
Trade receivables
Third parties
Domestic market	1,218,179	910,657
Foreign market	1,472,190	2,063,867
	2,690,369	2,974,524
Allowance for doubtful debts	(236,927)	(228,348)
	2,453,442	2,746,176
Related parties (note 23 b)	144,396	121,176
	2,597,838	2,867,352

The composition of the gross balance of accounts receivable from third party customers is shown as follows:

		Consolidated
	12/31/2021	12/31/2020
Current	2,255,200	2,537,567
Past-due up to 30 days	164,019	222,972
Past-due up to 180 days	67,822	17,915
Past-due over 180 days	203,328	196,070
	2,690,369	2,974,524

The changes in expected credit losses are as follows:

		Consolidated
	12/31/2021	12/31/2020
Opening balance	(228,348)	(245,194)
(Loss)/Reversal estimated	1,755	7,513
Recovery and write-offs of receivables	6,287	9,333
Acquisition of Elizabeth	(16,621)
Closing balance	(236,927)	(228,348)

Accounting Policy

Accounts receivable are initially recognized at the transaction price, provided they do not contain financing components, and subsequently measured at amortized cost. When applicable, it is adjusted to present value including the respective taxes and ancillary expenses, and customer credits, in foreign currency, are restated at the exchange rate on the date of the financial statements.

The Company measures credit losses annually expected for the instrument, where it considers all possible loss events over the life of its receivables, using a loss rate matrix by maturity range adopted by the Company, from the initial moment (recognition) of the asset. This model considers the client’s history, default rate, financial situation and the position of its legal advisors to estimate expected credit losses.

The Company performs operations relating to assignment of receivables without co-obligation in which, after the assignment of duplicates / securities from the client and receipt of funds arising from the closing of each operation, CSN settles the accounts receivable and relieves itself entirely of the operation’s credit risk.